Note 5 - Capital Stock	6 Months Ended
Jun. 30, 2012
Notes
Note 5 - Capital Stock

NOTE 5 – CAPITAL STOCK

The Company has 75,000,000, $0.001 par value shares of common stock authorized.  On March 29, 2012, the Company issued 5,000,000 shares of common stock for cash proceeds of $5,000 at $0.001 per share.  There were 5,000,000 shares of common stock issued and outstanding as of June 30, 2012.